Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Summary of fair value hierarchy for financial assets and liabilities that are measured at fair value on recurring basis

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents		69,602	69,602	—	—
Financial assets - investments FVTPL - traded		240	240	—	—
Financial assets - investments FVTPL - not traded		436	—	—	436
Non-current financial assets - derivatives	19	577	—	577	—
Current financial assets - derivatives	19	3,633	—	3,633	—
Other current financial assets	19	749	—	749	—
Other non-current secured notes at FVTPL	19	3,182	—	—	3,182
Total assets		78,420	69,842	4,959	3,618

Current financial liabilities - derivatives	26	20	—	20	—
Non-current financial liabilities - derivatives	26	488	—	488	—
Total Liabilities		508	—	508	—

At December 31, 2022:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents		228,740	228,740	—	—
Financial assets - investments FVTPL - traded		443	443	—	—
Financial assets - investments FVTPL - not traded		339	—	—	339
Current financial assets - derivatives	19	2,795	—	2,795	—
Non-current financial assets - derivatives	19	5,694	—	5,694	—
Life insurance policies	19	27,908	—	27,908	—
Other non-current financial assets		733	—	733	—
Total assets		266,653	229,183	37,131	339

Summary of changes in level 3 instruments

The following table presents the changes in level 3 instruments for the year ended December 31, 2023:

	Financial assets - investments FVTPL - not traded	Non-current secured notes at FVTPL	Total
	(EUR thousand)
At December 31, 2022	339	—	339
Additions	97	3,182	3,279
At December 31, 2023	436	3,182	3,618

The increase in non-current secured notes at FVTPL is related to a secured senior convertible promissory note amounting to EUR 3,182 thousand with maturity date June 14, 2028. The note has principal balance equal to the consideration paid by Stevanato Group for the note and accrue interest at 5% per annum from June 14, 2023 through November 27, 2023, and 6% per annum thereafter. The then outstanding principal and unpaid accrued interest of the note may be converted, at the option of the holder thereof, in whole or in part, into conversion shares upon the closing of any sale by the issuing company of its equity securities primarily for equity fundraising purposes. The note is measured at fair value to profit and loss since the contractual cash flows do not consist solely of payments of principal and accrued interest on the amount of principal to be repaid, but provide for the possible acquisition of equity instruments of the issuing company, considering the business opportunities and growth potential of this latter.